Commitments and Contingencies (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 EUR (€)	Dec. 31, 2023 USD ($) $ / €	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 22, 2020 EUR (€)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
2024		$ 113,058,000
2025		29,954,000
2026		5,321,000
Total		148,333,000
Lease Payments - Office Space [Abstract]
Lease term of new office spaces	5 years						10 years
Renewal term of new office spaces	5 years						5 years
Number of extensions | Extension							2
Monthly rent	€ 12,747	$ 11,100	€ 10,000
Prepayment of rent | €						€ 250,000
Exchange rate | $ / €		1.105
Rent expense		$ 166,000		$ 161,000	$ 179,000
Weighted average discount rate		6.24%
Office Rental Obligations [Abstract]
2024		$ 133,000
2025		133,000
2026		133,000
2027		133,000
Thereafter		32,000
Total		564,000
Less: discount based on incremental borrowing rate		(159,000)
Present value of operating lease liability		405,000
Operating lease liability, current		105,000		108,000
Operating lease liability, non-current		$ 300,000		$ 391,000
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		9 months
Renewal term of time charter agreements		2 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		62 months
Renewal term of time charter agreements		27 months